Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Class A
Numerator:
Basic allocation of net income, as adjusted	$ 1,337,399	$ 1,747,434	$ 2,707,854	$ 4,078,049	$ 3,593,164	$ 4,623,000
Diluted allocation of net income, as adjusted	$ 1,337,399	$ 1,747,434	$ 2,707,854	$ 4,078,049	$ 3,518,944	$ 4,623,000
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	28,750,000	28,750,000	28,750,000	28,750,000	14,813,559	28,750,000
Diluted weighted average ordinary shares outstanding (in Shares)	28,750,000	28,750,000	28,750,000	28,750,000	14,813,559	28,750,000
Basic net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Diluted net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Class B
Numerator:
Basic allocation of net income, as adjusted	$ 334,350	$ 436,859	$ 676,964	$ 1,019,512	$ 1,633,163	$ 1,155,750
Diluted allocation of net income, as adjusted	$ 334,350	$ 436,859	$ 676,964	$ 1,019,512	$ 1,707,383	$ 1,115,750
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	6,733,051	7,187,500
Diluted weighted average ordinary shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Diluted net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16